Fair Value Measurement - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Indefinite-lived Intangible assets impairment loss recognized	$ 0	$ 0	$ 0
Goodwill, impairment loss	$ 0	$ 0	$ 0